UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2020, the Fund (Investor Class shares) returned 7.52%, relative to a 7.82% return for the MSCI EAFE® Index, the Fund’s benchmark index.
ILIM Commentary
Global equities experienced a tumultuous year in 2020, as markets suffered one of the fastest-ever falls, followed by one of the quickest recoveries. Concerns over the potential economic fallout from restrictions put in place to contain the spread of Covid-19 caused global equities to fall over 32% in just five weeks from the middle of February. Markets rallied from the March lows as unprecedented levels of fiscal and monetary stimulus provided much needed support to the global economy. Substantial liquidity provided by central banks was also a key contributor to the rally in markets, as were developments relating to treatments and vaccines to combat the virus. Reduced political uncertainty after the U.S. presidential election was also a factor behind the strength in markets.
Pacific Basin (ex-Japan) stocks rose 6.6% in 2020. In what was a turbulent year for equities, Pacific Basin equities fell with global markets in quarter one following the onset of Covid-19, with Australia trailing on the back of weak commodity prices. A recovery ensued with the announcement of unprecedented fiscal and monetary stimulus globally in a bid to support growth. The Pacific Basin lagged the recovery as political tensions between Hong Kong and China acted as a drag while alleged money laundering schemes in Asian large cap banks pulled down performance into the fall. All-in-all it was a mixed year for the Pacific Basin with returns lagging global equity markets.
European ex U.K. markets rose 11.7% in 2020. Despite Europe being at the epicenter of the virus for much of the year, markets posted a strong recovery as the European Central Bank announced significant monetary supports to offset the impact of Covid-19. The response in Europe from both fiscal and monetary authorities was however initially slower and smaller than evident in the U.S. which caused European markets to lag during the recovery. The European Union Recovery Fund, which includes an element of burden sharing across countries, was viewed positively by markets and is regarded as a significant step towards a more unified bloc. A strengthening of the euro was negative for European equities over the year, but a vaccine fueled rotation into value stocks in the latter half of the year supported European equities, which is seen as a value market.
Japanese stocks rose 14.9% in 2020. Sentiment towards Japan was positive heading into 2020 as it was set to host the Olympic Games and progress was made to resolve the global trade issues that dominated 2019. Japan outperformed early in the year as coronavirus cases remained low in comparison to other regions. The strengthening in the yen, due to its safe-haven status following the onset of the global recession, was negative for Japanese equities, and exporters in particular. Japanese equities took a hit in quarter two on the back of increased infection across the country and a slower gross domestic product recovery than in other regions, but there was some relief following the announcement of large fiscal supports worth 120 trillion yen in May. Notwithstanding this, the Japanese recovery lagged other major regions through the summer despite being supported by a number of positive factors including a commitment from the Bank of Japan that it would continue with large scale monetary easing measures. Japan equities posted a robust performance as the year came to a close, largely due to increased exports on the back of strong Chinese manufacturing demand as well as the positive impact of vaccine news.
U.K. equities fell -10.3% in 2020. The U.K. equity market suffered an extremely poor performance through the year as the impact of the Covid-19 pandemic was compounded by ongoing Brexit uncertainty. The impact of Covid-19 on the U.K. equity market was significant in the first quarter with large moves in financial markets as considerable uncertainty surrounding the magnitude and duration of the outbreak on economic activity became apparent. U.K. equities proved resilient through the second quarter, participating in the rebound in global equity markets spurred by the reopening of economies. However, concerns did remain for the potential of a second wave of infections across the U.K. These concerns came to fruition in the third quarter where there was a steep rise in confirmed cases of the virus across the U.K. This came to a head in October with U.K. equities at their lowest levels since March but was followed by the best month for U.K. equities in over 30 years, propelled by positive vaccine news and optimism over Joe Biden’s victory in the U.S. election. Relief that a Brexit deal had been reached spurred markets as the year came to a close.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 13, 2011 (inception) through December 31, 2011.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	7.84%	7.47%	4.73%
Investor Class	7.52%	7.10%	4.76%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class inception date was January 13, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2020 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	25.61%
Financial	18.95
Industrial	13.95
Consumer, Cyclical	13.38
Basic Materials	6.88
Communications	5.77
Technology	5.51
Utilities	3.76
Energy	3.40
Government Money Market Mutual Funds	0.75
Diversified	0.21
Short Term Investments	1.83
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,210.60	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	$1.42
Investor Class
Actual	$1,000.00	$1,208.00	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30
* Expenses are equal to the Fund's annualized expense ratio of 0.28% for the Institutional Class shares and 0.65% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.92%
29,726	Air Liquide SA	$ 4,873,455
11,300	Air Water Inc	201,064
12,342	Akzo Nobel NV(a)	1,324,716
76,937	Anglo American PLC	2,540,113
25,783	Antofagasta PLC	505,666
45,850	ArcelorMittal SA(b)	1,048,581
4,453	Arkema SA	509,518
79,900	Asahi Kasei Corp	818,986
57,661	Basf SE	4,557,652
184,938	BHP Group Ltd	6,042,773
132,594	BHP Group PLC	3,500,705
32,114	BlueScope Steel Ltd	433,693
17,220	Boliden AB(b)	610,920
9,935	Brenntag AG	772,556
6,728	Chr Hansen Holding A/S(b)	695,148
12,200	Clariant AG	258,835
11,126	Covestro AG(c)	685,507
8,628	Croda International PLC	775,682
535	EMS-Chemie Holding AG	514,650
101,833	Evolution Mining Ltd	391,891
13,155	Evonik Industries AG	429,963
31,245	Evraz PLC	199,642
106,020	Fortescue Metals Group Ltd	1,914,977
12,144	Fresnillo PLC	187,489
578	Givaudan SA	2,445,415
623,877	Glencore PLC(b)	1,980,884
14,300	Hitachi Metals Ltd	217,416
44,403	ICL Group Ltd	226,664
30,500	JFE Holdings Inc(b)	292,840
11,971	Johnson Matthey PLC	396,444
11,100	Kansai Paint Co Ltd	342,162
10,731	Koninklijke DSM NV	1,845,412
19,300	Kuraray Co Ltd	205,490
5,367	Lanxess AG	408,161
80,200	Mitsubishi Chemical Holdings Corp	485,880
9,200	Mitsubishi Gas Chemical Co Inc	211,558
11,700	Mitsui Chemicals Inc	343,691
31,172	Mondi PLC	730,207
52,198	Newcrest Mining Ltd	1,041,756
9,000	Nippon Paint Holdings Co Ltd	988,942
8,000	Nippon Sanso Holdings Corp	148,812
50,874	Nippon Steel Corp(b)	656,131
7,800	Nissan Chemical Corp	489,096
9,600	Nitto Denko Corp	859,969
85,518	Norsk Hydro ASA	398,008
48,240	Northern Star Resources Ltd	471,497
13,237	Novozymes A/S Class B	753,979
54,800	Oji Holdings Corp	311,982
23,185	Rio Tinto Ltd	2,038,926
70,440	Rio Tinto PLC	5,301,277
22,200	Shin-Etsu Chemical Co Ltd	3,896,452
14,949	Smurfit Kappa Group PLC	694,699
4,741	Solvay SA	559,124
309,468	South32 Ltd	591,445
Shares		Fair Value
Basic Materials — (continued)
35,280	Stora Enso OYJ Class R	$ 675,528
96,200	Sumitomo Chemical Co Ltd	387,761
14,800	Sumitomo Metal Mining Co Ltd	658,319
38,486	Svenska Cellulosa AB SCA Class B(a)(b)	672,894
8,148	Symrise AG	1,083,216
86,400	Toray Industries Inc	512,473
16,400	Tosoh Corp	256,236
12,491	Umicore SA	600,377
34,140	UPM-Kymmene OYJ	1,273,129
7,239	voestalpine AG	258,363
11,148	Yara International ASA	462,481
		69,969,278
Communications — 5.82%
14,219	Adevinta ASA(b)	239,022
38,015	Altice Europe NV(b)	246,210
59,851	Auto Trader Group PLC(c)	487,009
57,792	Bollore SA(b)	239,266
571,279	BT Group PLC	1,029,320
6,900	CyberAgent Inc	475,994
8,192	Delivery Hero SE(b)(c)	1,281,131
13,600	Dentsu Group Inc(a)	404,761
209,244	Deutsche Telekom AG	3,819,224
9,097	Elisa OYJ	498,688
15,300	Hakuhodo DY Holdings Inc	210,234
1,400	Hikari Tsushin Inc	328,488
227,900	HKT Trust & HKT Ltd	295,570
916	Iliad SA	188,021
89,506	Informa PLC(b)	669,027
8,900	Kakaku.com Inc	243,623
101,200	KDDI Corp	3,000,606
228,731	Koninklijke KPN NV	695,177
27,600	M3 Inc(b)	2,607,298
5,627	Mercari Inc(b)	249,438
8,300	MonotaRO Co Ltd	421,547
4,012	Nice Ltd(b)	1,135,065
80,800	Nippon Telegraph & Telephone Corp	2,073,248
351,618	Nokia OYJ(b)	1,358,054
127,039	Orange SA	1,512,393
263,000	PCCW Ltd	158,378
48,234	Pearson PLC	442,575
30,598	Prosus NV	3,303,912
8,933	Proximus SADP	176,455
13,725	Publicis Groupe SA	682,147
54,100	Rakuten Inc(b)	520,595
4,972	Schibsted ASA Class A(b)	211,906
5,882	Schibsted ASA Class B(b)	218,343
6,883	Scout24 AG(c)	562,433
21,704	SEEK Ltd	475,858
23,839	SES SA	223,732
499,800	Singapore Telecommunications Ltd	872,722
180,300	SoftBank Corp	2,263,125
98,400	SoftBank Group Corp	7,639,292
113,311	Spark New Zealand Ltd	383,810

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Communications — (continued)
1,657	Swisscom AG	$ 892,357
31,381	Tele2 AB Class B	415,108
925,077	Telecom Italia SpA	452,061
182,503	Telefonaktiebolaget LM Ericsson Class B	2,170,957
65,599	Telefonica Deutschland Holding AG	180,677
327,616	Telefonica SA	1,303,128
45,177	Telenor ASA	766,869
148,437	Telia Co AB(a)	613,023
262,731	Telstra Corp Ltd	603,391
22,307	TPG Telecom Ltd(b)	123,892
8,300	Trend Micro Inc(a)(b)	477,857
6,569	United Internet AG	276,521
51,544	Vivendi SA	1,662,514
1,683,992	Vodafone Group PLC	2,765,486
3,502	Wix.com Ltd(b)	875,360
16,873	Wolters Kluwer NV(b)	1,423,518
78,376	WPP PLC	849,071
166,600	Z Holdings Corp	1,008,136
6,700	ZOZO Inc	165,050
		58,868,673
Consumer, Cyclical — 13.21%
2,100	ABC-Mart Inc(b)	116,765
12,070	Accor SA(b)	437,907
11,951	adidas AG(b)	4,347,807
41,800	Aeon Co Ltd	1,371,306
10,000	Aisin Seiki Co Ltd	299,892
7,500	ANA Holdings Inc(b)	165,717
35,123	Aristocrat Leisure Ltd	843,338
12,700	Bandai Namco Holdings Inc	1,099,830
65,894	Barratt Developments PLC(b)	602,231
20,626	Bayerische Motoren Werke AG	1,820,370
7,915	Berkeley Group Holdings PLC	511,895
34,200	Bridgestone Corp	1,121,618
21,701	Bunzl PLC	724,256
25,769	Burberry Group PLC(b)	629,107
32,770	Cie Financiere Richemont SA	2,960,508
10,518	Cie Generale des Etablissements Michelin SCA	1,354,256
27,700	City Developments Ltd	166,980
111,462	Compass Group PLC	2,078,159
6,765	Continental AG	1,006,865
1,300	Cosmos Pharmaceutical Corp	209,921
23,402	Crown Resorts Ltd	174,169
53,730	Daimler AG	3,808,322
36,200	Daiwa House Industry Co Ltd	1,076,324
27,500	Denso Corp	1,636,821
18,499	Deutsche Lufthansa AG(a)(b)	244,774
14,467	Electrolux AB Class B	336,603
37,180	Entain PLC(b)	576,438
Shares		Fair Value
Consumer, Cyclical — (continued)
10,234	Evolution Gaming Group AB(c)	$ 1,028,871
3,700	Fast Retailing Co Ltd	3,317,716
4,863	Faurecia SE(b)	249,162
13,953	Ferguson PLC	1,694,916
7,840	Ferrari NV	1,818,411
70,481	Fiat Chrysler Automobiles NV(b)	1,273,307
10,109	Flutter Entertainment PLC(b)	2,055,503
138,000	Galaxy Entertainment Group Ltd	1,074,267
363,105	Genting Singapore Ltd	233,855
51,385	Hennes & Mauritz AB Class B(a)(b)	1,078,677
1,977	Hermes International	2,125,812
16,700	Hino Motors Ltd	142,564
102,300	Honda Motor Co Ltd	2,886,527
3,300	Hoshizaki Corp	303,020
10,056	Iida Group Holdings Co Ltd	203,314
68,209	Industria de Diseno Textil SA	2,164,929
10,984	InterContinental Hotels Group PLC(b)	711,778
36,100	Isuzu Motors Ltd	343,659
84,200	ITOCHU Corp	2,421,602
7,200	Japan Airlines Co Ltd(b)	138,847
27,425	JD Sports Fashion PLC(b)	322,121
4,756	Kering SA	3,451,570
132,493	Kingfisher PLC(b)	489,400
6,500	Koito Manufacturing Co Ltd	442,363
5,439	La Francaise des Jeux SAEM(b)(c)	249,301
3,000	Lawson Inc	139,608
17,428	LVMH Moet Hennessy Louis Vuitton SE	10,909,887
106,000	Marubeni Corp	706,216
12,100	Marui Group Co Ltd	213,081
37,600	Mazda Motor Corp	251,691
4,500	McDonald's Holdings Co Japan Ltd(a)	218,076
12,687	Melco Resorts & Entertainment Ltd ADR	235,344
83,500	Mitsubishi Corp	2,058,429
101,500	Mitsui & Co Ltd	1,860,931
12,437	Moncler SpA(b)	764,630
8,503	Next PLC(b)	819,682
17,100	NGK Insulators Ltd	264,225
10,100	NGK Spark Plug Co Ltd	172,477
7,100	Nintendo Co Ltd	4,557,784
148,400	Nissan Motor Co Ltd(b)	804,389
5,100	Nitori Holdings Co Ltd	1,066,418
12,300	Oriental Land Co Ltd	2,032,345
24,800	Pan Pacific International Holdings Corp	572,972
136,900	Panasonic Corp	1,595,875
6,397	Pandora A/S	715,938
19,374	Persimmon PLC	730,966
37,620	Peugeot SA(a)(b)	1,030,242
5,591	Puma SE(b)	629,134
52,855	Qantas Airways Ltd(b)	198,193

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Consumer, Cyclical — (continued)
337	Rational AG(a)	$ 313,505
12,310	Renault SA(b)	538,829
15,400	Ryohin Keikaku Co Ltd	315,154
155,600	Sands China Ltd	679,567
1,478	SEB SA	268,749
10,200	Sega Sammy Holdings Inc	161,016
22,000	Sekisui Chemical Co Ltd	417,149
37,500	Sekisui House Ltd	763,943
13,300	Sharp Corp(a)	202,087
1,500	Shimamura Co Ltd	157,612
4,700	Shimano Inc	1,100,171
82,800	Singapore Airlines Ltd(a)(b)	268,663
132,000	SJM Holdings Ltd	147,996
5,555	Sodexo SA	469,804
79,200	Sony Corp	7,980,833
8,200	Stanley Electric Co Ltd	264,528
37,500	Subaru Corp	750,335
75,700	Sumitomo Corp	1,003,249
48,800	Sumitomo Electric Industries Ltd	646,639
4,800	Sundrug Co Ltd	191,841
22,700	Suzuki Motor Corp	1,052,270
4,916	Swatch Group AG	676,538
137,284	Tabcorp Holdings Ltd	413,327
229,974	Taylor Wimpey PLC(b)	520,036
10,600	Teijin Ltd	199,472
7,100	Toho Co Ltd	299,469
3,800	Toyoda Gosei Co Ltd	110,254
9,400	Toyota Industries Corp	746,841
133,155	Toyota Motor Corp	10,275,588
13,500	Toyota Tsusho Corp	546,298
2,400	Tsuruha Holdings Inc	341,289
13,700	USS Co Ltd	277,027
14,514	Valeo SA	572,491
2,048	Volkswagen AG	427,012
88,996	Volvo AB Class B(b)	2,106,812
6,200	Welcia Holdings Co Ltd	233,879
71,182	Wesfarmers Ltd	2,766,641
12,695	Whitbread PLC(b)	537,545
97,200	Wynn Macau Ltd(a)(b)	163,535
43,400	Yamada Holdings Co Ltd	230,585
8,600	Yamaha Corp	506,749
17,300	Yamaha Motor Co Ltd	353,111
9,386	Zalando SE(b)(c)	1,044,012
		133,534,655
Consumer, Non-Cyclical — 25.74%
47,841	a2 Milk Co Ltd(b)	416,097
9,775	Adecco Group AG	651,048
1,140	Adyen NV(b)(c)	2,648,822
29,700	Ajinomoto Co Inc	672,994
30,646	Alcon Inc(b)	2,034,776
11,300	Alfresa Holdings Corp	207,121
28,106	Amadeus IT Group SA	2,074,696
10,091	Ambu A/S Class B	433,503
8,167	Amplifon SpA(b)	339,469
47,835	Anheuser-Busch InBev SA	3,337,272
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,729	Argenx SE(b)	$ 804,180
28,800	Asahi Group Holdings Ltd(a)	1,186,048
12,200	Asahi Intecc Co Ltd	445,609
28,739	Ashtead Group PLC	1,353,244
22,369	Associated British Foods PLC(b)	690,332
115,600	Astellas Pharma Inc	1,789,923
82,383	AstraZeneca PLC	8,213,573
31,691	Atlantia SpA(b)	572,271
198	Barry Callebaut AG	471,860
61,675	Bayer AG	3,633,326
6,445	Beiersdorf AG	740,910
2,707	BioMerieux	380,994
94,740	Brambles Ltd	777,086
144,030	British American Tobacco PLC	5,347,846
88,700	Budweiser Brewing Co APAC Ltd(c)	293,006
18,610	Bureau Veritas SA(b)	496,786
5,500	Calbee Inc	165,795
2,531	Carl Zeiss Meditec AG	335,654
6,584	Carlsberg AS Class B	1,055,497
39,223	Carrefour SA	671,667
71	Chocoladefabriken Lindt & Spruengli AG	1,326,910
41,800	Chugai Pharmaceutical Co Ltd	2,230,245
32,277	Coca-Cola Amatil Ltd	321,612
7,100	Coca-Cola Bottlers Japan Holdings Inc(a)	110,904
13,036	Coca-Cola European Partners PLC	630,390
12,834	Coca-Cola HBC AG	415,430
4,274	Cochlear Ltd	623,643
84,588	Coles Group Ltd	1,181,816
7,598	Coloplast A/S Class B	1,161,954
28,526	CSL Ltd	6,232,723
15,300	Dai Nippon Printing Co Ltd	275,211
106,800	Daiichi Sankyo Co Ltd	3,660,057
38,771	Danone SA	2,551,355
35,936	Davide Campari-Milano NV	411,908
6,849	Demant A/S(a)(b)	270,711
146,743	Diageo PLC	5,805,442
1,599	DiaSorin SpA	333,854
15,772	Edenred	895,706
16,100	Eisai Co Ltd	1,151,363
17,855	EssilorLuxottica SA	2,782,407
38,926	Essity AB Class B	1,254,164
3,646	Etablissements Franz Colruyt NV	215,891
8,500	Eurofins Scientific SE(b)	712,651
57,304	Experian PLC	2,176,122
35,154	Fisher & Paykel Healthcare Corp Ltd	834,866
13,668	Fresenius Medical Care AG & Co KGaA	1,139,732
26,742	Fresenius SE & Co KGaA	1,236,591
2,669	Galapagos NV(a)(b)	264,161
4,163	Genmab A/S(b)	1,688,071

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
314,985	GlaxoSmithKline PLC	$ 5,762,736
2,300	GMO Payment Gateway Inc	309,082
8,076	GN Store Nord AS	643,772
19,079	Grifols SA(a)	557,036
4,439	H Lundbeck A/S	151,965
7,225	Heineken Holding NV	680,072
16,121	Heineken NV	1,796,496
9,354	HelloFresh SE(b)	723,548
6,271	Henkel AG & Co KGaA	604,274
10,773	Hikma Pharmaceuticals PLC	370,128
2,900	Hisamitsu Pharmaceutical Co Inc	172,378
6,500	ICA Gruppen AB	325,134
60,535	Imperial Brands PLC	1,269,285
10,323	Intertek Group PLC	797,070
2,414	Ipsen SA	199,608
3,200	Ito En Ltd	202,631
109,191	J Sainsbury PLC	335,473
76,300	Japan Tobacco Inc	1,555,541
13,900	Jardine Strategic Holdings Ltd	334,434
4,941	JDE Peet's NV(b)	224,124
15,781	Jeronimo Martins SGPS SA	265,273
8,000	Just Eat Takeaway.com NV(b)(c)	902,018
30,000	Kao Corp(a)	2,317,686
9,891	Kerry Group PLC Class A	1,436,594
17,937	Kesko OYJ Class B	460,379
9,300	Kikkoman Corp	647,252
52,600	Kirin Holdings Co Ltd(a)	1,242,044
3,000	Kobayashi Pharmaceutical Co Ltd	366,679
7,800	Kobe Bussan Co Ltd(b)	239,655
68,659	Koninklijke Ahold Delhaize NV	1,936,950
57,195	Koninklijke Philips NV(b)	3,080,936
2,000	Kose Corp	341,760
16,800	Kyowa Kirin Co Ltd	458,775
14,100	Lion Corp(a)	341,569
4,675	Lonza Group AG	3,011,480
15,799	L'Oreal SA	6,028,106
10,800	Medipal Holdings Corp	203,097
7,100	MEIJI Holdings Co Ltd	499,696
7,990	Merck KGaA	1,370,392
28,327	Mowi ASA	631,012
180,867	Nestle SA	21,380,526
23,105	Nexi SpA(b)(c)	459,766
4,800	NH Foods Ltd(b)	211,413
9,100	Nihon M&A Center Inc	608,546
2,700	Nippon Shinyaku Co Ltd	177,228
13,425	Nisshin Seifun Group Inc	213,857
3,900	Nissin Foods Holdings Co Ltd	334,290
7,190	NMC Health PLC(b)	492
139,392	Novartis AG	13,124,865
108,101	Novo Nordisk A/S Class B	7,541,036
29,949	Ocado Group PLC(b)	936,101
72,600	Olympus Corp	1,589,497
23,900	Ono Pharmaceutical Co Ltd	720,222
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,982	Orion OYJ Class B	$ 320,716
47,752	Orkla ASA	484,799
3,208	Orpea SA(b)	420,669
25,000	Otsuka Holdings Co Ltd(a)	1,071,161
5,900	PeptiDream Inc(b)	300,115
13,141	Pernod Ricard SA	2,523,668
11,400	Persol Holdings Co Ltd	205,961
7,500	Pigeon Corp(a)	309,545
6,000	Pola Orbis Holdings Inc(a)	121,839
14,608	QIAGEN NV(b)	757,552
11,592	Ramsay Health Care Ltd	557,005
7,622	Randstad NV(b)	493,390
44,650	Reckitt Benckiser Group PLC	3,983,990
6,822	Recordati Industria Chimica e Farmaceutica SpA	379,361
83,000	Recruit Holdings Co Ltd	3,486,245
121,272	RELX PLC	2,966,390
1,518	Remy Cointreau SA	283,342
118,609	Rentokil Initial PLC(b)	826,639
44,106	Roche Holding AG	15,362,057
24,649	Ryman Healthcare Ltd(b)	270,426
71,131	Sanofi	6,894,189
23,100	Santen Pharmaceutical Co Ltd	375,173
1,658	Sartorius Stedim Biotech	589,821
12,900	Secom Co Ltd	1,190,047
20,294	Securitas AB Class B	327,415
47,900	Seven & i Holdings Co Ltd	1,696,167
387	SGS SA	1,166,562
16,700	Shionogi & Co Ltd	913,015
24,800	Shiseido Co Ltd	1,716,762
17,200	Siemens Healthineers AG(c)	885,129
56,002	Smith & Nephew PLC	1,162,917
4,500	Sohgo Security Services Co Ltd	233,438
29,206	Sonic Healthcare Ltd	723,632
3,502	Sonova Holding AG(b)	910,848
630	Straumann Holding AG	737,995
10,700	Sumitomo Dainippon Pharma Co Ltd	158,141
8,900	Suntory Beverage & Food Ltd	315,233
4,060	Suzuken Co Ltd	146,866
10,198	Swedish Match AB	793,616
10,400	Sysmex Corp	1,251,397
1,400	Taisho Pharmaceutical Holdings Co Ltd	94,404
99,052	Takeda Pharmaceutical Co Ltd	3,584,630
40,000	Terumo Corp	1,673,851
610,057	Tesco PLC	1,924,369
71,135	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	686,453
16,300	Toppan Printing Co Ltd	230,182
5,400	Toyo Suisan Kaisha Ltd	262,802
170,374	Transurban Group	1,795,370
44,703	Treasury Wine Estates Ltd	323,375
8,057	UCB SA	832,262

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,100	Unicharm Corp	$ 1,190,392
165,205	Unilever PLC	9,905,714
2,803	Vifor Pharma AG	440,555
611,500	WH Group Ltd(c)	512,775
123,000	Wilmar International Ltd	433,062
150,960	Wm Morrison Supermarkets PLC	365,177
79,033	Woolworths Group Ltd	2,395,527
15,296	Worldline SA(b)(c)	1,485,969
7,900	Yakult Honsha Co Ltd	398,412
8,000	Yamazaki Baking Co Ltd(a)(b)	133,612
		260,213,400
Diversified — 0.21%
172,424	CK Hutchison Holdings Ltd	1,203,836
13,779	Jardine Matheson Holdings Ltd	746,271
29,500	Swire Pacific Ltd Class A	162,498
		2,112,605
Energy — 3.44%
15,604	Ampol Ltd	342,175
74,531	APA Group	554,546
1,272,134	BP PLC	4,388,954
6,162	DCC PLC	435,870
196,150	ENEOS Holdings Inc	704,512
161,519	Eni SpA	1,686,202
62,396	Equinor ASA	1,053,025
33,089	Galp Energia SGPS SA	350,622
12,056	Idemitsu Kosan Co Ltd	265,436
62,400	Inpex Corp	336,480
4,344	Koninklijke Vopak NV	228,140
11,956	Lundin Energy AB	324,039
26,354	Neste OYJ	1,913,388
131,280	Oil Search Ltd	376,240
9,287	OMV AG	370,949
93,626	Repsol SA	943,188
259,563	Royal Dutch Shell PLC Class A	4,551,107
232,671	Royal Dutch Shell PLC Class B	3,942,855
111,100	Santos Ltd	538,026
15,042	Siemens Gamesa Renewable Energy SA	610,797
158,234	Total SE(a)	6,829,692
12,363	Vestas Wind Systems A/S	2,920,505
60,500	Woodside Petroleum Ltd	1,061,513
		34,728,261
Financial — 19.14%
61,839	3i Group PLC	977,683
26,577	ABN AMRO Bank NV(b)(c)	260,424
25,100	Acom Co Ltd(b)	107,171
12,000	Admiral Group PLC	474,340
114,452	Aegon NV	456,531
6,710	Aeon Mall Co Ltd	110,821
Shares		Fair Value
Financial — (continued)
13,053	Afterpay Ltd(b)	$ 1,186,593
11,100	Ageas SA	589,485
759,000	AIA Group Ltd	9,249,267
26,189	Allianz SE	6,433,891
218,103	AMP Ltd	262,100
3,967	Amundi SA(b)(c)	323,316
63,903	Aroundtown SA	476,454
201,940	Ascendas Real Estate Investment Trust REIT	455,871
70,566	Assicurazioni Generali SpA	1,235,490
12,163	ASX Ltd	675,011
178,053	Australia & New Zealand Banking Group Ltd	3,124,500
248,767	Aviva PLC	1,106,186
121,426	AXA SA	2,912,062
2,627	Azrieli Group Ltd	166,964
2,966	Baloise Holding AG	526,975
416,417	Banco Bilbao Vizcaya Argentaria SA	2,064,004
106,001	Banco Espirito Santo SA(b)	207
1,088,632	Banco Santander SA(b)	3,394,730
70,870	Bank Hapoalim BM(b)	486,752
95,110	Bank Leumi Le-Israel BM	561,411
83,520	Bank of East Asia Ltd(a)	178,672
3,800	Bank of Kyoto Ltd	198,126
1,878	Banque Cantonale Vaudoise	204,418
1,084,018	Barclays PLC(b)	2,174,350
70,615	BNP Paribas SA(b)	3,727,898
236,500	BOC Hong Kong Holdings Ltd	716,885
55,680	British Land Co PLC REIT	372,842
233,491	CaixaBank SA	600,128
289,670	CapitaLand Integrated Commercial Trust REIT(b)	473,734
165,157	CapitaLand Ltd	409,799
33,500	Chiba Bank Ltd	184,862
163,424	CK Asset Holdings Ltd	836,224
11,538	CNP Assurances(b)	187,457
62,827	Commerzbank AG(b)	406,015
111,134	Commonwealth Bank of Australia	7,063,907
65,100	Concordia Financial Group Ltd	229,645
3,126	Covivio REIT	286,846
73,401	Credit Agricole SA(b)	927,925
152,603	Credit Suisse Group AG	1,970,239
68,600	Dai-ichi Life Holdings Inc	1,033,486
3,800	Daito Trust Construction Co Ltd	355,128
126	Daiwa House Investment Corp REIT(b)	311,707
92,200	Daiwa Securities Group Inc	419,956
43,832	Danske Bank A/S(b)	724,430
113,015	DBS Group Holdings Ltd(a)	2,141,709
121,061	Deutsche Bank AG(b)	1,331,540
11,860	Deutsche Boerse AG	2,019,418
21,864	Deutsche Wohnen SE	1,166,542
69,796	Dexus REIT	506,226

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Financial — (continued)
86,737	Direct Line Insurance Group PLC	$ 379,244
60,648	DNB ASA(b)	1,188,434
15,135	EQT AB(a)	384,182
17,616	Erste Group Bank AG(b)	536,628
109,800	ESR Cayman Ltd(b)(c)	394,144
2,279	Eurazeo SE(b)	154,857
6,813	Exor NV	553,397
6,628	Fastighets AB Balder Class B(b)	346,077
38,066	FinecoBank Banca Fineco SpA(b)	627,781
10,600	Fukuoka Financial Group Inc	188,944
2,932	Gecina SA REIT	455,923
13,049	Gjensidige Forsikring ASA	291,245
249	GLP J-REIT	392,925
102,647	Goodman Group REIT	1,500,441
121,268	GPT Group REIT	421,811
7,284	Groupe Bruxelles Lambert SA	734,180
128,000	Hang Lung Properties Ltd	337,313
48,800	Hang Seng Bank Ltd	842,193
3,793	Hannover Rueck SE	604,435
21,136	Hargreaves Lansdown PLC	439,952
95,830	Henderson Land Development Co Ltd	372,266
75,612	Hong Kong Exchanges & Clearing Ltd	4,147,449
74,300	Hongkong Land Holdings Ltd	306,871
1,278,627	HSBC Holdings PLC(b)	6,603,558
18,300	Hulic Co Ltd(a)(b)	201,303
6,918	Industrivarden AB Class A(b)	230,489
9,925	Industrivarden AB Class C(b)	320,799
244,306	ING Groep NV(b)	2,271,506
149,433	Insurance Australia Group Ltd(b)	542,303
1,036,622	Intesa Sanpaolo SpA(b)	2,450,269
28,431	Investor AB Class B	2,069,303
69,540	Israel Discount Bank Ltd Class A	268,498
30,900	Japan Exchange Group Inc	789,551
24,400	Japan Post Bank Co Ltd	200,559
101,200	Japan Post Holdings Co Ltd	788,261
13,900	Japan Post Insurance Co Ltd	285,007
86	Japan Real Estate Investment Corp REIT	496,938
171	Japan Retail Fund Investment Corp REIT	311,211
14,168	Julius Baer Group Ltd	816,240
16,021	KBC Group NV(b)	1,121,162
15,417	Kinnevik AB Class B	774,498
12,096	Klepierre SA REIT(a)	272,811
4,976	L E Lundbergforetagen AB Class B(b)	266,956
44,499	Land Securities Group PLC REIT	410,933
4,552	LEG Immobilien AG	706,215
380,674	Legal & General Group PLC	1,386,815
135,095	Link REIT	1,226,905
Shares		Fair Value
Financial — (continued)
4,421,558	Lloyds Banking Group PLC(b)	$ 2,204,104
19,784	London Stock Exchange Group PLC	2,441,531
163,502	M&G PLC	441,209
21,478	Macquarie Group Ltd	2,292,550
7,998	Magellan Financial Group Ltd(b)	331,264
128,600	Mapletree Commercial Trust REIT	207,300
179,127	Mapletree Logistics Trust REIT	272,625
177,637	Medibank Pvt Ltd	411,433
40,235	Mediobanca Banca di Credito Finanziario SpA(b)	372,446
307,275	Melrose Industries PLC(b)	748,434
258,207	Mirvac Group REIT	524,412
75,600	Mitsubishi Estate Co Ltd	1,215,107
767,400	Mitsubishi UFJ Financial Group Inc	3,397,756
27,800	Mitsubishi UFJ Lease & Finance Co Ltd	133,493
58,400	Mitsui Fudosan Co Ltd	1,222,871
6,741	Mizrahi Tefahot Bank Ltd(b)	156,375
150,210	Mizuho Financial Group Inc	1,906,493
28,300	MS&AD Insurance Group Holdings Inc	861,029
8,794	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,612,912
206,549	National Australia Bank Ltd	3,600,945
56,664	Natixis SA(b)	194,159
313,484	Natwest Group PLC(b)	716,407
97,108	New World Development Co Ltd	451,786
83	Nippon Building Fund Inc REIT	481,375
134	Nippon Prologis REIT Inc	418,624
18,333	NN Group NV	792,535
199,700	Nomura Holdings Inc(a)	1,055,828
7,000	Nomura Real Estate Holdings Inc	155,215
268	Nomura Real Estate Master Fund Inc REIT	383,520
201,196	Nordea Bank Abp(b)	1,648,880
83,900	ORIX Corp	1,290,728
154	Orix J-REIT Inc(b)	254,767
204,985	Oversea-Chinese Banking Corp Ltd	1,562,087
1,151	Partners Group Holding AG	1,352,473
36,370	Phoenix Group Holdings PLC	348,435
163,782	Prudential PLC	3,010,506
92,030	QBE Insurance Group Ltd	599,891
9,542	Raiffeisen Bank International AG(b)	193,908
3,507	REA Group Ltd	401,718
132,600	Resona Holdings Inc	464,202
62,240	RSA Insurance Group PLC	576,725
30,129	Sampo OYJ Class A	1,288,114
14,840	SBI Holdings Inc	353,031
325,919	Scentre Group REIT	700,071

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Financial — (continued)
8,153	Schroders PLC	$ 371,633
10,096	SCOR SE(b)	327,477
76,772	Segro PLC REIT	995,966
6,400	Shinsei Bank Ltd	79,065
25,100	Shizuoka Bank Ltd(b)	184,242
51,600	Singapore Exchange Ltd	362,438
198,812	Sino Land Co Ltd(a)	258,717
100,102	Skandinaviska Enskilda Banken AB(b)	1,030,799
49,875	Societe Generale SA(b)	1,036,826
943	Sofina SA	318,993
21,250	Sompo Holdings Inc	861,536
34,341	St James's Place PLC	531,162
171,522	Standard Chartered PLC(b)	1,088,923
141,119	Standard Life Aberdeen PLC	540,718
150,809	Stockland REIT(b)	486,898
81,800	Sumitomo Mitsui Financial Group Inc	2,535,649
22,086	Sumitomo Mitsui Trust Holdings Inc	681,458
19,700	Sumitomo Realty & Development Co Ltd	608,194
83,500	Sun Hung Kai Properties Ltd	1,067,880
81,009	Suncorp Group Ltd	609,632
111,700	Suntec REIT	125,976
99,315	Svenska Handelsbanken AB Class A(b)	1,001,098
57,925	Swedbank AB Class A(b)	1,016,027
72,800	Swire Properties Ltd	211,661
1,920	Swiss Life Holding AG	895,623
4,717	Swiss Prime Site AG	462,416
17,743	Swiss Re AG	1,671,624
34,000	T&D Holdings Inc	402,181
39,500	Tokio Marine Holdings Inc	2,035,101
2,700	Tokyo Century Corp	214,269
37,300	Tokyu Fudosan Holdings Corp	199,242
7,268	Tryg A/S(a)	228,587
230,156	UBS Group AG	3,240,559
8,861	Unibail-Rodamco-Westfield REIT(a)	690,134
131,837	UniCredit SpA(b)	1,235,226
74,806	United Overseas Bank Ltd	1,275,025
194	United Urban Investment Corp REIT	240,176
31,206	UOL Group Ltd(b)	181,965
237,809	Vicinity Centres REIT	294,044
32,655	Vonovia SE	2,384,914
6,169	Washington H Soul Pattinson & Co Ltd(a)(b)	143,503
1,821	Wendel SE	217,317
226,739	Westpac Banking Corp	3,374,178
106,300	Wharf Real Estate Investment Co Ltd	552,453
9,446	Zurich Insurance Group AG	3,980,745
		193,492,659
Shares		Fair Value
Industrial — 14.00%
115,693	ABB Ltd	$ 3,245,097
16,906	ACS Actividades de Construccion y Servicios SA	561,662
4,242	Aena SME SA(b)(c)	737,464
1,810	Aeroports de Paris(b)	234,170
12,100	AGC Inc	423,125
36,917	Airbus SE(b)	4,051,402
19,853	Alfa Laval AB(b)	548,270
16,035	Alstom SA(b)	913,334
21,900	Amada Co Ltd	240,992
198	AP Moller - Maersk A/S Class A	409,025
386	AP Moller - Maersk A/S Class B	858,947
62,095	Assa Abloy AB Class B	1,534,493
41,989	Atlas Copco AB Class A	2,158,084
24,959	Atlas Copco AB Class B	1,120,347
71,879	Auckland International Airport Ltd(b)	393,080
122,466	Aurizon Holdings Ltd	367,941
8,000	Azbil Corp	437,617
198,216	BAE Systems PLC	1,321,590
14,585	Bouygues SA	599,848
14,600	Brother Industries Ltd	301,395
12,100	Casio Computer Co Ltd	221,436
20,236	Cellnex Telecom SA(c)	1,215,224
9,200	Central Japan Railway Co	1,300,911
32,004	Cie de Saint-Gobain(b)	1,471,932
6,584	CIMIC Group Ltd(b)	123,846
41,500	CK Infrastructure Holdings Ltd	222,872
65,453	CNH Industrial NV(b)	822,767
49,031	CRH PLC	2,085,108
6,400	Daifuku Co Ltd	791,972
15,600	Daikin Industries Ltd	3,470,488
146	Dassault Aviation SA(b)	158,982
62,101	Deutsche Post AG	3,076,202
1,900	Disco Corp	640,363
12,903	DSV Panalpina A/S	2,168,501
19,300	East Japan Railway Co	1,287,607
5,285	Eiffage SA(b)	510,855
1,630	Elbit Systems Ltd	214,872
42,370	Epiroc AB Class A	770,063
24,316	Epiroc AB Class B	410,496
11,900	FANUC Corp	2,937,504
29,814	Ferrovial SA(b)	824,370
7,800	Fuji Electric Co Ltd	281,549
9,978	GEA Group AG	356,883
2,286	Geberit AG	1,430,970
28,881	Getlink SE(b)	499,673
23,908	Halma PLC	800,360
14,600	Hankyu Hanshin Holdings Inc(b)	485,627
2,500	Harmonic Drive Systems Inc	223,717
9,564	HeidelbergCement AG	712,088
17,435	Hexagon AB Class B(a)	1,598,476
2,079	Hirose Electric Co Ltd	315,532

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Industrial — (continued)
6,700	Hitachi Construction Machinery Co Ltd	$ 190,504
60,400	Hitachi Ltd	2,383,947
1,389	Hochtief AG	135,165
23,500	Hoya Corp	3,254,628
25,388	Husqvarna AB Class B	329,484
7,000	Ibiden Co Ltd	327,230
14,390	Infrastrutture Wireless Italiane SpA(c)	174,441
8,803	Investment AB Latour Class B	213,233
28,583	James Hardie Industries PLC(b)	847,116
3,100	Japan Airport Terminal Co Ltd	188,129
13,100	JSR Corp	365,262
28,300	Kajima Corp	379,645
5,900	Keihan Holdings Co Ltd	282,865
15,000	Keikyu Corp(b)	257,334
6,500	Keio Corp	504,303
8,600	Keisei Electric Railway Co Ltd	291,110
92,800	Keppel Corp Ltd	377,917
11,360	Keyence Corp	6,390,193
10,017	Kingspan Group PLC(b)	702,415
10,900	Kintetsu Group Holdings Co Ltd	477,696
4,542	KION Group AG	393,889
4,699	Knorr-Bremse AG	641,099
55,700	Komatsu Ltd	1,537,225
21,129	Kone OYJ Class B	1,721,584
63,900	Kubota Corp(a)	1,396,064
3,489	Kuehne + Nagel International AG	791,719
5,900	Kurita Water Industries Ltd	225,526
20,500	Kyocera Corp	1,258,258
9,400	Kyushu Railway Co	202,786
32,564	LafargeHolcim Ltd	1,787,367
16,656	Legrand SA	1,489,981
40,220	Lendlease Corp Ltd	406,657
16,500	Lixil Corp	357,830
14,300	Makita Corp	717,247
22,800	MINEBEA MITSUMI Inc	453,601
17,000	MISUMI Group Inc	558,065
112,800	Mitsubishi Electric Corp	1,704,820
20,000	Mitsubishi Heavy Industries Ltd	612,522
5,200	Miura Co Ltd	290,306
97,702	MTR Corp Ltd	546,412
3,362	MTU Aero Engines AG	876,365
36,000	Murata Manufacturing Co Ltd	3,259,064
7,600	Nabtesco Corp	333,585
11,600	Nagoya Railroad Co Ltd(b)	306,076
19,625	Nibe Industrier AB Class B	643,578
28,000	Nidec Corp	3,542,223
4,500	Nippon Express Co Ltd	302,700
9,800	Nippon Yusen KK	228,642
23,700	NSK Ltd	206,252
40,400	Obayashi Corp	348,837
Shares		Fair Value
Industrial — (continued)
18,800	Odakyu Electric Railway Co Ltd	$ 590,474
11,700	Omron Corp	1,044,474
25,623	Orica Ltd	299,682
6,400	Otsuka Corp	337,581
33,629	Poste Italiane SpA(c)	343,981
15,437	Prysmian SpA	549,440
2,300	Rinnai Corp	267,357
531	ROCKWOOL International A/S Class B	198,730
532,206	Rolls-Royce Holdings PLC(b)	805,094
20,117	Safran SA(b)	2,851,243
71,891	Sandvik AB(b)	1,773,089
3,782	Schindler Holding AG	1,022,625
33,820	Schneider Electric SE	4,887,888
14,100	Seibu Holdings Inc	138,314
20,100	SG Holdings Co Ltd	548,052
13,800	Shimadzu Corp	536,405
35,500	Shimizu Corp	258,415
48,026	Siemens AG	6,917,934
25,470	Siemens Energy AG(b)	933,457
8,882	Sika AG	2,421,173
96,500	Singapore Technologies Engineering Ltd	279,278
22,242	Skanska AB Class B	566,816
24,068	SKF AB Class B	626,232
3,500	SMC Corp	2,137,582
25,755	Smiths Group PLC	529,580
4,679	Spirax-Sarco Engineering PLC	721,950
78,989	Sydney Airport(b)	390,982
7,000	Taiheiyo Cement Corp	175,344
11,900	Taisei Corp	410,533
8,300	TDK Corp	1,252,333
88,000	Techtronic Industries Co Ltd	1,257,821
28,291	Tenaris SA	229,262
6,756	Thales SA	618,121
7,700	THK Co Ltd	249,024
11,600	Tobu Railway Co Ltd	345,868
31,000	Tokyu Corp	385,173
24,800	Toshiba Corp	694,609
8,900	TOTO Ltd	535,677
18,100	Venture Corp Ltd	266,139
32,680	Vinci SA	3,255,216
26,779	Wartsila OYJ Abp	268,013
10,400	West Japan Railway Co	544,545
120,000	Xinyi Glass Holdings Ltd	335,645
19,600	Yamato Holdings Co Ltd	500,441
15,300	Yaskawa Electric Corp	762,787
14,700	Yokogawa Electric Corp	293,194
		141,459,599
Technology — 5.56%
12,600	Advantest Corp	943,763
20,300	ASM Pacific Technology Ltd	268,096
26,722	ASML Holding NV	12,938,106
6,231	Atos SE(b)	568,985
7,346	AVEVA Group PLC	320,616

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Technology — (continued)
1,799	Bechtle AG(b)	$ 392,076
63,900	Canon Inc(a)	1,237,905
5,700	Capcom Co Ltd	369,660
10,001	Capgemini SE	1,555,670
7,201	Check Point Software Technologies Ltd(b)	957,085
30,316	Computershare Ltd	341,150
2,462	CyberArk Software Ltd(b)	397,835
8,175	Dassault Systemes SE	1,658,040
23,000	FUJIFILM Holdings Corp	1,213,297
12,300	Fujitsu Ltd	1,777,786
8,900	Hamamatsu Photonics KK	509,203
81,850	Infineon Technologies AG	3,125,720
5,800	Itochu Techno-Solutions Corp	207,107
2,900	Koei Tecmo Holdings Co Ltd(b)	177,041
6,200	Konami Holdings Corp	348,851
4,800	Lasertec Corp(b)	563,390
10,419	Logitech International SA(a)	1,011,633
16,400	NEC Corp	880,838
3,597	Nemetschek SE	267,322
31,200	Nexon Co Ltd	962,673
20,469	Nomura Research Institute Ltd	732,248
39,500	NTT Data Corp	540,688
4,400	Obic Co Ltd	884,302
2,600	Oracle Corp Japan	338,922
48,200	Renesas Electronics Corp(b)	504,509
40,800	Ricoh Co Ltd	268,296
5,500	Rohm Co Ltd	533,174
68,650	Sage Group PLC	544,910
65,555	SAP SE	8,490,553
3,300	SCSK Corp	188,712
18,000	Seiko Epson Corp	267,482
5,700	Square Enix Holdings Co Ltd	345,595
39,818	STMicroelectronics NV	1,473,088
16,500	SUMCO Corp	362,312
8,917	TeamViewer AG(b)	478,995
3,757	Teleperformance	1,247,246
4,268	Temenos AG	594,659
14,300	TIS Inc(b)	293,143
9,400	Tokyo Electron Ltd	3,511,491
5,857	Ubisoft Entertainment SA(b)	564,427
8,762	WiseTech Global Ltd	208,231
7,742	Xero Ltd(b)	878,711
		56,245,542
Utilities — 3.80%
39,742	AGL Energy Ltd	366,834
114,571	AusNet Services	155,276
41,100	Chubu Electric Power Co Inc	495,994
19,300	Chugoku Electric Power Co Inc	226,496
104,000	CLP Holdings Ltd	961,651
142,681	E.On SE	1,579,932
171,365	EDP - Energias de Portugal SA	1,075,567
Shares		Fair Value
Utilities — (continued)
39,249	Electricite de France SA(b)	$ 621,086
1,820	Elia Group SA	217,235
15,130	Enagas SA	332,854
19,972	Endesa SA	547,807
510,605	Enel SpA(b)	5,195,240
113,588	Engie SA(b)	1,741,295
26,885	Fortum OYJ(b)	649,542
179,000	HK Electric Investments & HK Electric Investments Ltd(c)	176,171
681,504	Hong Kong & China Gas Co Ltd	1,019,604
378,720	Iberdrola SA(b)	5,442,304
44,400	Kansai Electric Power Co Inc	419,939
23,800	Kyushu Electric Power Co Inc	205,319
42,044	Mercury NZ Ltd	197,867
82,063	Meridian Energy Ltd	439,498
220,886	National Grid PLC	2,609,706
18,538	Naturgy Energy Group SA	431,082
112,032	Origin Energy Ltd	411,311
11,826	Orsted A/S(c)	2,419,662
23,600	Osaka Gas Co Ltd	483,743
91,500	Power Assets Holdings Ltd	495,531
27,688	Red Electrica Corp SA	568,461
39,871	RWE AG	1,686,823
14,958	Severn Trent PLC	466,756
129,511	Snam SpA	731,421
64,624	SSE PLC	1,323,266
22,104	Suez SA	438,082
91,301	Terna Rete Elettrica Nazionale SpA	701,569
4,700	Toho Gas Co Ltd	311,377
29,200	Tohoku Electric Power Co Inc	240,992
87,700	Tokyo Electric Power Co Holdings Inc(b)	231,650
24,100	Tokyo Gas Co Ltd	557,799
13,003	Uniper SE	450,549
43,609	United Utilities Group PLC	533,262
33,987	Veolia Environnement SA	838,024
4,270	Verbund AG	362,765
		38,361,342
TOTAL COMMON STOCK — 97.84% (Cost $792,847,133)		$ 988,986,014
PREFERRED STOCK
Basic Materials — 0.03%
4,398	Fuchs Petrolub SE	248,145
Consumer, Cyclical — 0.31%
3,408	Bayerische Motoren Werke AG	229,579
9,790	Porsche Automobil Holding SE	676,258
11,604	Volkswagen AG	2,168,587
		3,074,424

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Consumer, Non-Cyclical — 0.12%
10,968	Henkel AG & Co KGaA	$ 1,236,684
Industrial — 0.09%
2,258	Sartorius AG	951,018
TOTAL PREFERRED STOCK — 0.55% (Cost $4,778,092)		$ 5,510,271
RIGHTS
Energy — 0.00%(d)
93,626	Repsol SA(b)	31,954
TOTAL RIGHTS — 0.00%(d) (Cost $41,769)		$ 31,954
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,113,000	BlackRock FedFund Institutional Class(e), 0.00%(f)	2,113,000
3,473,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.02%(f)	3,473,000
2,113,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	2,113,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.76% (Cost $7,699,000)		$ 7,699,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.85%
$6,272,795	Undivided interest of 11.23% in a repurchase agreement (principal amount/value $55,851,428 with a maturity value of $55,851,924) with RBC Capital Markets Corp, 0.08%, dated 12/31/20 to be repurchased at $6,272,795 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 1/5/21 - 12/20/50, with a value of $56,968,457.(e)	6,272,795
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,272,795	Undivided interest of 11.52% in a repurchase agreement (principal amount/value $54,474,036 with a maturity value of $54,474,460) with Citigroup Global Markets Inc, 0.07%, dated 12/31/20 to be repurchased at $6,272,795 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.00%, 9/15/21 - 1/1/51, with a value of $55,563,519.(e)	$ 6,272,795
6,166,965	Undivided interest of 12.13% in a repurchase agreement (principal amount/value $50,827,140 with a maturity value of $50,827,535) with Morgan Stanley & Co LLC, 0.07%, dated 12/31/20 to be repurchased at $6,166,965 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/4/21 - 12/20/50, with a value of $51,843,750.(e)	6,166,965
TOTAL SHORT TERM INVESTMENTS — 1.85% (Cost $18,712,555)		$ 18,712,555
TOTAL INVESTMENTS — 101.00% (Cost $824,078,549)		$1,020,939,794
OTHER ASSETS & LIABILITIES, NET — (1.00)%		$ (10,105,398)
TOTAL NET ASSETS — 100.00%		$1,010,834,396

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
(a)	All or a portion of the security is on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EMINI Index	212	USD	22,586,480	March 2021	$455,709
At December 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	2,921	AUD	3,952	January 15, 2021	$(126)
MEL	USD	16,527	AUD	21,722	February 16, 2021	(225)
MEL	USD	9,958	AUD	13,087	February 25, 2021	(136)
MEL	USD	24,022	AUD	31,571	February 26, 2021	(327)
MEL	USD	8,016	AUD	10,534	March 01, 2021	(109)
MEL	USD	5,229	AUD	6,872	March 02, 2021	(71)
MEL	USD	11,570	AUD	15,204	March 17, 2021	(158)
MEL	USD	982,888	CHF	896,351	January 14, 2021	(30,020)
MEL	USD	1,461,081	EUR	1,236,092	January 14, 2021	(49,460)
MEL	USD	96,121	EUR	78,744	February 05, 2021	(152)
MEL	USD	7,665	GBP	5,727	January 04, 2021	(167)
MEL	USD	8,629	GBP	6,473	January 06, 2021	(223)
MEL	USD	4,570	GBP	3,428	January 07, 2021	(118)
MEL	USD	67,990	GBP	50,840	January 13, 2021	(1,542)
MEL	USD	85,075	GBP	64,396	January 14, 2021	(2,998)
MEL	USD	24,035	GBP	17,906	January 21, 2021	(456)
MEL	USD	8,827	GBP	6,537	January 25, 2021	(115)
MEL	USD	8,955	GBP	6,632	February 01, 2021	(117)
MEL	USD	106,430	GBP	78,820	February 03, 2021	(1,388)
MEL	USD	3,455	GBP	2,581	February 04, 2021	(76)
MEL	USD	2,222	GBP	1,642	February 05, 2021	(24)
MEL	USD	173,295	JPY	18,000,000	January 12, 2021	(1,057)
MEL	USD	10,002	JPY	1,041,924	February 12, 2021	(94)
MEL	USD	15,957	JPY	1,652,145	March 04, 2021	(55)
MEL	USD	5,949	JPY	615,910	March 05, 2021	(20)
MEL	USD	2,980	JPY	308,550	March 09, 2021	(10)
MEL	USD	289,009	JPY	30,000,000	March 11, 2021	(1,767)
MEL	USD	13,644	JPY	1,412,530	March 12, 2021	(47)
MEL	USD	61,247	JPY	6,339,980	March 23, 2021	(214)
MEL	USD	20,198	JPY	2,090,702	March 25, 2021	(71)
MEL	USD	57,152	JPY	5,915,872	March 26, 2021	(200)
MEL	USD	62,367	JPY	6,455,410	March 30, 2021	(219)
MEL	USD	8,582	JPY	888,250	March 31, 2021	(30)
MEL	USD	2,570	SEK	21,138	January 08, 2021	1
MEL	USD	21,165	SGD	28,381	January 15, 2021	(309)
					Net Depreciation	$(92,100)
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2020
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Summary of Investments by Country as of December 31, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 252,207,185	24.70%
United Kingdom	124,214,846	12.17
France	106,849,812	10.47
Switzerland	99,663,744	9.76
Germany	92,059,602	9.02
Australia	71,956,103	7.05
Netherlands	48,158,084	4.72
Sweden	31,791,121	3.11
Hong Kong	31,598,863	3.09
United States	26,411,555	2.59
Denmark	25,039,962	2.45
Spain	24,405,819	2.39
Italy	20,835,238	2.04
Finland	12,076,014	1.18
Ireland	10,433,428	1.02
Singapore	10,367,145	1.02
Belgium	8,966,596	0.88
Israel	6,133,335	0.60
Norway	5,945,145	0.58
New Zealand	3,814,356	0.37
Luxembourg	2,690,680	0.26
Austria	1,722,614	0.17
Portugal	1,691,669	0.17
China	843,103	0.08
Chile	505,666	0.05
Jordan	370,128	0.04
Mexico	187,489	0.02
United Arab Emirates	492	0.00
Total	$1,020,939,794	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $24,889,911 of securities on loan)(a)	$1,002,227,239
Repurchase agreements, fair value(b)	18,712,555
Cash	14,230,877
Cash denominated in foreign currencies, fair value(c)	615,924
Cash pledged on futures contracts	3,925,610
Dividends receivable	3,637,573
Subscriptions receivable	356,100
Receivable for investments sold	271,811
Unrealized appreciation on forward foreign currency contracts	1
Total Assets	1,043,977,690
LIABILITIES:
Payable for director fees	5,258
Payable for other accrued fees	108,042
Payable for shareholder services fees	81,271
Payable to investment adviser	214,821
Payable upon return of securities loaned	26,411,555
Redemptions payable	6,017,403
Unrealized depreciation on forward foreign currency contracts	92,101
Variation margin on futures contracts	212,843
Total Liabilities	33,143,294
NET ASSETS	$1,010,834,396
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,140,328
Paid-in capital in excess of par	792,362,916
Undistributed/accumulated earnings	209,331,152
NET ASSETS	$1,010,834,396
NET ASSETS BY CLASS
Investor Class	$271,563,276
Institutional Class	$739,271,120
CAPITAL STOCK:
Authorized
Investor Class	85,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	21,732,377
Institutional Class	69,670,898
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.50
Institutional Class	$10.61
(a) Cost of investments	$805,365,994
(b) Cost of repurchase agreements	$18,712,555
(c) Cost of cash denominated in foreign currencies	$606,535
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$14,873
Income from securities lending	152,541
Dividends	25,481,703
Foreign withholding tax	(3,305,301)
Total Income	22,343,816
EXPENSES:
Management fees	2,434,486
Shareholder services fees – Investor Class	679,739
Shareholder services fees – Class L(a)	266,668
Audit and tax fees	67,370
Custodian fees	156,245
Director's fees	18,679
Distribution fees – Class L(a)	189,761
Legal fees	7,479
Pricing fees	38,607
Registration fees	52,836
Shareholder report fees	43,861
Transfer agent fees	11,412
Other fees	4,249
Total Expenses	3,971,392
Less amount waived by investment adviser	18,462
Net Expenses	3,952,930
NET INVESTMENT INCOME	18,390,886
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	21,176,580
Net realized gain on futures contracts	8,319,648
Net realized loss on forward foreign currency contracts	(53,862)
Net Realized Gain	29,442,366
Net change in unrealized appreciation on investments and foreign currency translations	34,795,928
Net change in unrealized appreciation on futures contracts	323,849
Net change in unrealized depreciation on forward foreign currency contracts	(42,874)
Net Change in Unrealized Appreciation	35,076,903
Net Realized and Unrealized Gain	64,519,269
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,910,155
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West International Index Fund	2020	2019
OPERATIONS:
Net investment income	$18,390,886	$28,340,870
Net realized gain	29,442,366	13,028,663
Net change in unrealized appreciation	35,076,903	154,380,775
Net Increase in Net Assets Resulting from Operations	82,910,155	195,750,308
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,214,440)	(5,113,583)
Class L(a)	(811,147)	(3,191,059)
Institutional Class	(23,533,004)	(26,760,904)
From Net Investment Income and Net Realized Gains	(30,558,591)	(35,065,546)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	188,268,379	80,877,253
Class L(a)	26,917,511	64,860,628
Institutional Class	122,501,992	100,940,604
Shares issued in reinvestment of distributions
Investor Class	6,214,440	5,113,583
Class L(a)	811,147	3,191,059
Institutional Class	23,533,004	26,760,904
Shares redeemed
Investor Class	(139,087,100)	(104,893,832)
Class L(a)	(126,537,527)	(20,260,890)
Institutional Class	(216,712,007)	(143,560,097)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(114,090,161)	13,029,212
Total Increase (Decrease) in Net Assets	(61,738,597)	173,713,974
NET ASSETS:
Beginning of year	1,072,572,993	898,859,019
End of year	$1,010,834,396	$1,072,572,993
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	17,203,589	7,217,991
Class L(a)	3,079,904	6,826,647
Institutional Class	14,249,281	10,510,421
Shares issued in reinvestment of distributions
Investor Class	507,072	427,862
Class L(a)	86,201	314,788
Institutional Class	2,269,156	2,626,666
Shares redeemed
Investor Class	(12,520,242)	(9,316,446)
Class L(a)	(13,594,266)	(2,100,250)
Institutional Class	(22,649,743)	(14,704,369)
Net Increase (Decrease)	(11,369,048)	1,803,310
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2020	$11.92	0.19	0.69	0.88	(0.19)	(0.11)	(0.30)	$12.50	7.52%
12/31/2019	$10.09	0.29	1.86	2.15	(0.28)	(0.04)	(0.32)	$11.92	21.25%
12/31/2018	$12.13	0.27	(1.95)	(1.68)	(0.22)	(0.14)	(0.36)	$10.09	(13.84%)
12/31/2017	$ 9.99	0.23	2.23	2.46	(0.24)	(0.08)	(0.32)	$12.13	24.62%
12/31/2016	$10.10	0.21	(0.15)	0.06	(0.17)	(0.00) (d)	(0.17)	$ 9.99	0.65%
Institutional Class
12/31/2020	$10.16	0.21	0.57	0.78	(0.22)	(0.11)	(0.33)	$10.61	7.84%
12/31/2019	$ 8.64	0.28	1.61	1.89	(0.33)	(0.04)	(0.37)	$10.16	21.80%
12/31/2018	$10.46	0.27	(1.69)	(1.42)	(0.26)	(0.14)	(0.40)	$ 8.64	(13.56%)
12/31/2017	$ 8.65	0.24	1.93	2.17	(0.28)	(0.08)	(0.36)	$10.46	25.10%
12/31/2016	$ 8.80	0.21	(0.13)	0.08	(0.23)	(0.00) (d)	(0.23)	$ 8.65	0.93%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2020	$271,563	0.65%	0.65%	1.76%	6%
12/31/2019	$197,206	0.64%	0.64%	2.57%	8%
12/31/2018	$183,743	0.65%	0.65%	2.28%	10%
12/31/2017	$193,453	0.68%	0.68%	2.02%	7%
12/31/2016	$152,267	0.70%	0.70%	2.16%	7%
Institutional Class
12/31/2020	$739,271	0.28%	0.28%	2.22%	6%
12/31/2019	$769,900	0.27%	0.27%	2.91%	8%
12/31/2018	$668,667	0.30%	0.30%	2.66%	10%
12/31/2017	$777,648	0.33%	0.33%	2.40%	7%
12/31/2016	$667,848	0.35%	0.35%	2.43%	7%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2020

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 7,983,614	$ 981,002,400	$ —	$ 988,986,014
Preferred Stock	—	5,510,271	—	5,510,271
Rights	31,954	—	—	31,954
Government Money Market Mutual Funds	7,699,000	—	—	7,699,000
Short Term Investments	—	18,712,555	—	18,712,555
Total investments, at fair value:	15,714,568	1,005,225,226	0	1,020,939,794
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1	—	1
Futures Contracts(a)	455,709	—	—	455,709
Total Assets	$ 16,170,277	$ 1,005,225,227	$ 0	$ 1,021,395,504
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(92,101)	—	(92,101)
Total Liabilities	$ 0	$ (92,101)	$ 0	$ (92,101)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the contract's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Annual Report - December 31, 2020

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
	2020	2019
Ordinary income	$19,610,215	$31,478,545
Long-term capital gain	10,948,376	3,587,001
	$30,558,591	$35,065,546
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$3,687,212
Undistributed long-term capital gains	19,806,241
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	185,837,699
Tax composition of capital	$209,331,152
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
Federal tax cost of investments	$835,474,959
Gross unrealized appreciation on investments	294,042,044
Gross unrealized depreciation on investments	(108,204,345)
Net unrealized appreciation on investments	$185,837,699

Annual Report - December 31, 2020

2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received, if any. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 289 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $4,178,246 in forward contracts for the reporting period.

Annual Report - December 31, 2020

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2020 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$455,709 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 1	Unrealized depreciation on forward foreign currency contracts	$(92,101)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2020 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$8,319,648	Net change in unrealized appreciation on futures contracts	$323,849
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (53,862)	Net change in unrealized depreciation on forward foreign currency contracts	$ (42,874)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2020, the amounts subject to recoupment were as follows:

Annual Report - December 31, 2020

Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$18,792	$5,118	$18,462	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
GWCM is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A. Class L shares of the Fund ceased operations on October 2, 2020.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. Prior to October 2, 2020, the Fund had entered into a plan of distribution which provided for compensation for distribution of Class L shares and for the provision of services to Class L shareholders. The distribution plan provided for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Fund ceased operations on October 2, 2020.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the fiscal year ended December 31, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $54,974,911 and $167,321,346, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2020, the Fund had securities on loan valued at $24,889,911 and received collateral as reported on the Statement of Assets and Liabilities of $26,411,555 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2020

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $3,276,235 and has derived gross income from sources within foreign countries amounting to $24,389,701.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021